Marketable Securities - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investments Debt And Equity Securities [Abstract]
Marketable securities	$ 54,407	$ 171,555
Long-term investment, marketable securities	$ 0	$ 0